Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value
California (—%)
CA State VRDN, Ser. A-2, 0.82%, 5/1/33	VMIG 1	$50,000	$50,000

			50,000
Guam (1.8%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	800,000	944,560
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	AAA/P	1,000,000	1,011,470
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	450,000	466,938
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	350,000	366,485

			2,789,453
Indiana (1.7%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	2,250,000	2,742,345

			2,742,345
Pennsylvania (94.2%)
Allegheny Cnty., G.O. Bonds, Ser. C-77, 4.00%, 11/1/34	Aa3	900,000	1,050,057
Allegheny Cnty., Arpt. Auth. Rev. Bonds, (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A2	1,000,000	1,070,070
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	518,995
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB-	1,180,000	1,218,480
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 10/15/31	A1	1,000,000	1,074,660
Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25	AA	250,000	309,140
Beaver Cnty., Hosp. Auth. Rev. Bonds, (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A2	1,000,000	1,058,100
Berks Cnty., Muni. Auth. Rev. Bonds, (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31	A	1,000,000	1,006,610
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds, (St. Luke's U. Health Network), 4.00%, 8/15/39	A3	1,500,000	1,666,950
Cap. Region Wtr. Rev. Bonds, (Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,404,860
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A+	500,000	576,005
5.00%, 11/15/41	A+	800,000	931,680
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	917,640
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	225,000	246,254
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	167,349
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,081,920
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,240,330
5.00%, 6/1/33	A1	1,000,000	1,244,970
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,106,290
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	802,550
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,676,985
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds, (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,204,980
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40 (Prerefunded 1/1/20)	A+	800,000	810,184
Doylestown, Hosp. Auth. Rev. Bonds, (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	673,938
5.00%, 7/1/25	BBB-	500,000	549,420
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.)
5.00%, 7/1/34	Baa3	200,000	221,202
5.00%, 7/1/30	Baa3	410,000	448,921
Erie, City School Dist. G.O. Bonds, Ser. A, AGM
5.00%, 4/1/34	AA	825,000	1,037,784
4.00%, 4/1/33	AA	1,150,000	1,326,272
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.)
Ser. A, 5.375%, 5/1/30	BBB+	1,000,000	1,023,500
5.00%, 5/1/34	BBB+	750,000	863,318
Erie, Wtr. Auth. Rev. Bonds
5.00%, 12/1/43	A2	1,000,000	1,189,010
Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,240,960
Ser. D, BAM, 4.00%, 12/1/44(FWC)	AA	1,000,000	1,136,550
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds, (Chambersburg Hosp.), U.S. Govt. Coll., 5.375%, 7/1/42 (Prerefunded 7/1/20)	AA-/F	2,000,000	2,069,820
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA	2,155,000	2,581,906
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,069,020
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,626,465
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,083,860
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), 5.125%, 7/1/37	BB+/F	300,000	330,513
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,139,720
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.47%, 7/1/34	A-1	480,000	480,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/44	BB+/F	1,235,000	1,392,043
5.00%, 6/15/38	BB+/F	1,110,000	1,268,009
Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds, (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,051,470
Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,096,680
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	550,380
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,687,392
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds, (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,117,820
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	419,447
Lehigh Cnty., Indl. Dev. Auth.
Mandatory Put Bonds (9/1/22), (Elec. Util. Corp. ), Ser. A, 1.80%, 9/1/29	A1	1,000,000	1,008,520
Mandatory Put Bonds (8/15/22), (Elec. Util. Corp. ), Ser. B, 1.80%, 2/15/27	A1	1,000,000	1,013,320
Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,263,438
Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,079,970
Manheim Twp. School Dist. FRN Mandatory Put Bonds (11/1/21), (Libor Index), Ser. A, 1.986%, 5/1/25	Aa2	1,000,000	1,002,350
Monroe Cnty., Hosp. Auth. Rev. Bonds, (Pocono Med. Ctr.), 5.00%, 7/1/41	A+	1,000,000	1,175,140
Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,018,760
5.25%, 4/1/30	BBB	1,060,000	1,080,140
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds, (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,025,592
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,123,160
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,775,055
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,362,650
Nazareth Area School Dist. G.O. Bonds, Ser. E
5.00%, 11/15/39	AA	500,000	592,920
5.00%, 11/15/38	AA	700,000	831,096
Northampton Cnty., Gen. Purpose Auth. Rev. Bonds, (Moravian College), 5.00%, 7/1/31	BBB+	500,000	541,585
PA Rev. Bonds, (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	253,280
PA State COP, Ser. A, 5.00%, 7/1/37	A2	1,600,000	1,966,080
PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,162,890
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	291,610
(Forum PL), 5.00%, 3/1/34	A2	2,000,000	2,152,240
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	A1	1,000,000	1,162,650
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	546,450
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. FRN, (Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	767,805
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5.375%, 3/1/31	AA-	1,155,000	1,533,159
(Republic Services, Inc.), Ser. A, 1.50%, 4/1/34	BBB+	1,500,000	1,500,120
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	827,660
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	60,000	63,206
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	512,880
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	714,735
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,034,130
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35 (Prerefunded 10/1/22)	AAA/P	250,000	279,640
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	541,060
(Thomas Jefferson U.), 5.00%, 3/1/32	A2	500,000	546,585
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,082,650
(Drexel U.), 4.00%, 5/1/34	A	2,000,000	2,234,680
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	849,545
PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	840,000	897,666
Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	257,009
PA State Tpk. Comm. Rev. Bonds
Ser. C, 5.00%, 12/1/44	A1	500,000	576,390
(Motor License Fund Enhanced Tpk.), Ser. A, 5.00%, 12/1/42	A2	825,000	878,906
(Motor License Fund Enhanced Tpk.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/42 (Prerefunded 12/1/21)	AAA/P	175,000	190,435
Ser. B-1, 5.00%, 6/1/42	A3	675,000	798,755
Ser. A-1, 5.00%, 12/1/40	A1	2,500,000	2,911,225
(Motor License Fund), Ser. A1, U.S. Govt. Coll., 5.00%, 12/1/38 (Prerefunded 12/1/19)	A2	2,000,000	2,018,920
Ser. 2nd, 5.00%, 12/1/37	A3	1,295,000	1,562,430
5.00%, 6/1/36	A3	2,000,000	2,358,720
5.00%, 12/1/23(FWC)	A1	1,300,000	1,505,556
zero %, 12/1/37	A2	1,000,000	1,054,320
zero %, 12/1/34	A2	2,250,000	2,367,743
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
Ser. B, 5.00%, 12/1/39	A2	1,000,000	1,230,450
Ser. B, 5.00%, 12/1/26	A2	500,000	623,455
Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,768,890
Philadelphia, G.O. Bonds
Ser. B, 5.00%, 2/1/39	A2	1,250,000	1,576,588
Ser. A, 5.00%, 8/1/37	A2	500,000	609,230
Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,546,185
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A2	1,500,000	1,784,175
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Global Leadership Academy), 6.375%, 11/15/40	BB-	945,000	972,594
Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	765,000	792,272
(1998 Gen. Ordinance), Ser. 15th, 5.00%, 8/1/42	A	1,000,000	1,197,780
5.00%, 8/1/33	A	1,645,000	1,939,307
Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN, (Children's Hosp. of Philadelphia), Ser. B, 1.40%, 7/1/25	VMIG 1	1,725,000	1,725,000
Philadelphia, Indl. Dev. Auth. Rev. Bonds, (Alliance for Progress Charter School, Inc.), Ser. A, 5.00%, 6/15/49	BB-/P	500,000	532,765
Philadelphia, Redev. Auth. Rev. Bonds, (Transformation Initiative), 5.00%, 4/15/26	A2	1,000,000	1,090,740
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A2	1,000,000	1,184,190
Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,171,580
Ser. A, 5.00%, 9/1/33	A2	1,575,000	1,947,881
Ser. A, 5.00%, 9/1/32	A2	1,000,000	1,241,430
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,714,455
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,200,590
5.00%, 12/15/35	A	625,000	755,088
5.00%, 12/15/33	A	1,000,000	1,215,080
Pittsburgh, G.O. Bonds
5.00%, 9/1/35	AA-	300,000	369,609
5.00%, 9/1/34	AA-	550,000	679,454
Ser. B, 5.00%, 9/1/25	AA-	1,250,000	1,388,863
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	1,600,000	1,880,304
Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/38	AA	1,250,000	1,489,600
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	2,181,506
South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 5.00%, 6/1/44	Aa3	1,000,000	1,243,960
State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	Aa1	750,000	877,253
State Pub. School Bldg. Auth. Rev. Bonds, (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	898,260
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/27	Baa3	350,000	385,063
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	543,030
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	301,403
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,412,840

			147,826,175
South Carolina (0.6%)
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.944%, 10/1/31	A1	1,000,000	1,000,223

			1,000,223
TOTAL INVESTMENTS

Total investments (cost $144,054,971)			$154,408,196

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $157,036,542.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,458,866 to cover the settlement of certain securities.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	19.7%
	Local debt	18.8
	Education	15.6
	Transportation	14.1
	Utilities	11.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$154,408,196	$—

Totals by level	$—	$154,408,196	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com